Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2030 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.86%
Past 5 years	8.73%
Since Inception	6.87%	[1]
Fidelity Flex Freedom Blend 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.91%
Past 5 years	7.13%
Since Inception	5.21%	[1]
Fidelity Flex Freedom Blend 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.61%
Past 5 years	6.47%
Since Inception	4.95%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.75%

[1]	A From June 8, 2017 .